CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH ,CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents on the consolidated balance sheets	$ 5,982	¥ 41,127	¥ 106,708